Leases (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Lease Assets
Finance lease assets	$ 25,593,140	$ 27,637,683
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant, And Equipment, And Finance Right Of Use Asset, Excluding Lessor Asset Under Operating Lease, After Accumulated Depreciation	Property, Plant, And Equipment, And Finance Right Of Use Asset, Excluding Lessor Asset Under Operating Lease, After Accumulated Depreciation
Operating lease ROU assets	$ 3,147,381	$ 8,516,756
Current
Current portion of finance lease	$ 5,557,782	$ 1,685,850
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total
Current portion of operating lease	$ 2,061,541	$ 5,298,153
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total
Total	$ 7,619,323	$ 6,984,003
Non-current
Finance lease, net of current portion	$ 0	$ 0
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Total	Total
Operating lease, net of current portion	$ 1,286,250	$ 3,159,780
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Total	Total
Total	$ 1,286,250	$ 3,159,780
Property and equipment, net
Lease Assets
Finance lease assets	18,050,265	20,266,967
Real estate properties held for lease, net
Lease Assets
Finance lease assets	$ 7,542,875	$ 7,370,716